Taxes - Schedule of Unused Tax Losses Expire (Detail)	Dec. 31, 2021 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 16,160,274
Swvl Pakistan (Private) Ltd. (Pakistan)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	8,734,658
Swvl NBO Limited (Kenya)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	2,852,254
Swvl Technologies Ltd. (Kenya)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	3,442,662
Smart Way Transportation LLC (Jordan)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	424,030
Swvl Saudi for Information Technology (Saudi)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	619,532
Shotl Transportation, S.L. (Spain)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	87,138
Expire within 5 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	3,822,609
Expire within 5 years | Swvl Pakistan (Private) Ltd. (Pakistan)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	3,398,579
Expire within 5 years | Smart Way Transportation LLC (Jordan)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	424,030
Expire within 5 -10 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	5,336,079
Expire within 5 -10 years | Swvl Pakistan (Private) Ltd. (Pakistan)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	5,336,079
Expire more than 10 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	7,001,586
Expire more than 10 years | Swvl NBO Limited (Kenya)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	2,852,254
Expire more than 10 years | Swvl Technologies Ltd. (Kenya)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	3,442,662
Expire more than 10 years | Swvl Saudi for Information Technology (Saudi)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	619,532
Expire more than 10 years | Shotl Transportation, S.L. (Spain)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 87,138